Policyholder Claims and Benefits - Summary of Policyholder Claims and Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts	€ 22,433	€ 30,679	€ (2,582)
Other	(19)	(50)	9
Total	42,006	56,856	10,614
Life insurance general account [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	16,016	18,824	19,673
Non-Life insurance [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	1,489	1,635	1,658
Investment contracts 1 [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for investment contracts	€ 2,086	€ 5,768	€ (8,143)